UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:_____________
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Insight Holdings Group LLC
Address:   680 Fifth Avenue, 8th Floor
           New York, NY  10019


Form 13F File Number: 28-12516

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Blair Flicker, Esq.
           -------------------
Title:     General Counsel & Principal
           ---------------------------
Phone:     212-230-9200
           ------------

Signature, Place, and Date of Signing:

         Jeffrey Horing               New York           February 13, 2008
   -------------------------  ------------------------  -------------------
          [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-  12516
        -------------------------   -------------------------------
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          4

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     $28,330
                                            ----------------------
                                                 (thousands)


List of Other Included Managers:

1. Insight Venture Partners V, LLC
2. Insight Venture Partners IV, L.L.C.
3. Insight Venture Associates III, L.L.C.
4. Insight Venture Associates II, L.L.C.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.       Form 13F File Number        Name
                  28-12516
        -----     ----------------------      ----------------------------------

        [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2       COLUMN 3  COLUMN 4           COLUMN 5            COLUMN 6     COLUMN 7           COLUMN 8
--------------  --------------   --------- ---------- -------------------------- ------------  ---------   -------------------------

                                             VALUE      SHRS OR     SH/    PUT/   INVESTMENT     OTHER
NAME OF ISSUER  TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL   DISCRETION    MANAGERS     SOLE    SHARED    NONE
--------------  --------------   --------- ---------- ----------- ------- ------ ------------  ---------   -------- -------- -------
CallWave, Inc.       Com                     9,393     3,029,996    Sh             Defined          2               3,029,996

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DivX, Inc.           Com                     4,433       316,632    Sh             Defined          1                 316,632

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Ariba, Inc.          Com                    14,504     1,300,763    Sh             Defined          1               1,300,763

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


[Repeat as necessary]